Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related party transactions
Related party transactions

9Loans from related parties

On March 10, 2021, the Group agreed to reallocate its debt from Imagination Industries Ltd (a company wholly owned by Stephen Fitzpatrick) to Stephen Fitzpatrick. The loan was released by Stephen Fitzpatrick in exchange for newly issued share capital.

Movements on loan balances in the period were as follows:

	2021	2020
	£ 000	£ 000
As at January 1	6,309	—
Amounts advanced	2,945	—
Interest charge	483	—
Amounts repaid	(737)	—
Conversion to equity	(9,000)	—
As at June 30	—	—

25 Related party transactions

Key management personnel

In 2020 and 2019 key management personnel are the CEO and the first line of reporting into the CEO, excluding support staff. There were 3 key management personnel in 2020 (2019: 2).

Key management compensation

	December 31, 2020	December 31, 2019
	£ 000	£ 000
Salaries and other short term employee benefits	374	181
Payments to defined contribution pension schemes	39	24
Share-based payments	92	—
	504	205

25 Related party transactions (continued)

Summary of other transactions with key management

During the year ended December 31, 2020, the Group made payments to key management personnel for consideration for the acquisition of Vertical Advanced Engineering Ltd of £300,000 (2019: £1,019,000). Refer to note 14 Business combinations.

Summary of transactions with other related parties

During the year ended December 31, 2020, the Group received loan funds from Imagination Industries Ltd of £5,600,000 (2019: £nil). The loan incurred an interest charge at 30% (2019: not applicable) of £709,000 (2019: £nil). As at 31 December 2020, the total balance owed to Imagination Industries Ltd was £6,309,000 (2019: £nil).

During the year ended December 31, 2020, Imagination Industries Incubator Ltd charged the Group management fees of £144,000 (2019: £144,000). As at 31 December 2020, the total balance outstanding was £72,000 (2019: £nil).

During the year ended December 31, 2020, the Group received funds from Imagination Industries Aero Ltd of £440,000 (2019: £nil). No interest was charged (2019: £nil). During the year £457,000 was repaid (2019: £nil). As at 31 December 2020, the total balance receivable from Imagination Industries Aero Ltd was £17,000 (2019: £nil).

During the year ended December 31, 2020, the business of Vertical Aerospace was transferred from Imagination Industries Aero Ltd to the Group for £1. Refer to note 2 Significant accounting policies for further discussion.